Average Annual Total Returns - Class P Shares - Goldman Sachs Mid Cap Value Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell Midcap® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	8.75%	9.56%	Apr. 17, 2018	8.56%	7.54%	5.31%	6.92%	4.95%	6.75%